Investment Objectives and Goals	May 01, 2026
MH Elite Small Cap Fund of Funds
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long term capital appreciation.
MH Elite Fund of Funds
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long term capital appreciation.
MH Elite Select Portfolio of Funds
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long term capital appreciation.
MH Elite Income Fund of Funds
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is income, with the potential for capital appreciation as a secondary objective.